MORNINGSTAR ESG MOAT ETF

SCHEDULE OF INVESTMENTS

December 31, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Capital Goods: 2.5%
Masco Corp.	359	$25,209
Roper Technologies, Inc.	52	25,577
		50,786
Commercial & Professional Services: 3.8%
Equifax, Inc.	84	24,594
IHS Markit Ltd.	214	28,445
TransUnion	212	25,139
		78,178
Consumer Durables & Apparel: 3.7%
NIKE, Inc.	183	30,501
Polaris, Inc.	400	43,964
		74,465
Consumer Services: 6.4%
McDonald’s Corp.	95	25,467
Starbucks Corp.	425	49,712
Yum! Brands, Inc.	390	54,154
		129,333
Diversified Financials: 14.0%
American Express Co.	146	23,886
Bank of New York Mellon Corp.	921	53,491
BlackRock, Inc.	54	49,440
CME Group, Inc.	110	25,131
Intercontinental Exchange, Inc.	387	52,930
S&P Global, Inc.	59	27,844
State Street Corp.	302	28,086
T Rowe Price Group, Inc.	122	23,990
		284,798
Energy: 1.2%
Cheniere Energy, Inc.	235	23,834

Food & Staples Retailing: 1.8%
Costco Wholesale Corp.	63	35,765

Food, Beverage & Tobacco: 9.0%
Constellation Brands, Inc.	210	52,704
Kellogg Co.	399	25,704
Mondelez International, Inc.	785	52,053
PepsiCo, Inc.	149	25,883
The Coca-Cola Co.	450	26,645
		182,989
Health Care Equipment & Services: 3.1%
Medtronic Plc	189	19,552
Veeva Systems, Inc. *	166	42,410
		61,962
Household & Personal Products: 1.2%
Colgate-Palmolive Co.	288	24,578

Materials: 2.4%
Ecolab, Inc.	107	25,101
	Number of Shares	Value
Materials (continued)
International Flavors & Fragrances, Inc.	167	$25,159
		50,260
Media & Entertainment: 8.3%
Alphabet, Inc. *	18	52,147
Comcast Corp.	922	46,404
John Wiley & Sons, Inc.	847	48,508
Walt Disney Co. *	133	20,600
		167,659

Pharmaceuticals, Biotechnology & Life Sciences: 5.5%
Gilead Sciences, Inc.	355	25,777
Johnson & Johnson	151	25,832
Merck & Co., Inc.	338	25,904
Thermo Fisher Scientific, Inc.	48	32,028
		109,541
Retailing: 1.6%
Lowe’s Companies, Inc.	125	32,310

Semiconductors & Semiconductor Equipment: 11.9%
Applied Materials, Inc.	334	52,558
Intel Corp.	478	24,617
KLA Corp.	135	58,064
Lam Research Corp.	72	51,779
Monolithic Power Systems, Inc.	66	32,560
Texas Instruments, Inc.	129	24,313
		243,891
Software & Services: 19.6%
Adobe, Inc. *	79	44,798
Aspen Technology, Inc. *	336	51,139
Blackbaud, Inc. *	315	24,879
Intuit, Inc.	49	31,518
Mastercard, Inc.	63	22,637
Microsoft Corp.	164	55,155
Salesforce.com, Inc. *	189	48,031
ServiceNow, Inc. *	81	52,578
Tyler Technologies, Inc. *	47	25,284
Western Union Co.	981	17,501
Workday, Inc. *	98	26,772
		400,292
Transportation: 3.9%
CH Robinson Worldwide, Inc.	496	53,383
Union Pacific Corp.	108	27,208
		80,591
Total Common Stocks (Cost: $1,924,593)		2,031,232

Total Investments: 99.9% (Cost: $1,924,593)		2,031,232
Other assets less liabilities: 0.1%		1,496
NET ASSETS: 100.0%		$2,032,728

Footnotes:

*	Non-income producing
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MORNINGSTAR ESG MOAT ETF

SCHEDULE OF INVESTMENTS

(continued)

Summary of Investments by Sector	% of Investments	Value
Communication Services	8.2%	$167,659
Consumer Discretionary	11.7	236,108
Consumer Staples	12.0	243,331
Energy	1.2	23,834
Financials	14.0	284,798
Health Care	8.4	171,502
Industrials	10.3	209,557
Information Technology	31.7	644,183
Materials	2.5	50,260
	100.0%	$2,031,232
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